Other Financial Information (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Pretax interest expense included in discontinued operations and relates to short- and long-term debt included in the separation of the Downstream Business	$ 18	$ 20	$ 22